SIGNIFICANT ACCOUNTING POLICIES (Estimated Useful Lives of Intangible Assets) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Impairment losses on intangible assets
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life	7 years
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life	10 years
IPR&D [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life	Will be determined upon successful launch of the related product.